Other Non-financial Assets and Liabilities - Other non-financial liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 33,321,602	$ 17,053,840
Other non-current non-financial liabilities	1,088,647	1,135,285
VAT Credit and Other Taxes
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	25,584,528	12,741,963
Reimbursable financial contributions
Disclosure Of Financial Liabilities [Line Items]
Other non-current non-financial liabilities	1,088,647	1,135,285
Splices
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	1,050,552	1,149,415
Transfer of networks
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	225,319	696,675
Lighting services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	565,680	564,465
Other services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	4,863,505	1,260,078
Other non-financial liabilities
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 1,032,018	$ 641,244